Goodwill - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0